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                                     UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                      FORM 12b-25

                              NOTIFICATION OF LATE FILING

(CHECK ONE):  / /Form 10-K / /Form 20-F / /Form 11-K /X/Form 10-Q / /Form N-SAR

                 For Period Ended:  June 30, 2001
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                 /  / Transition Report on Form 10-K
                 /  / Transition Report on Form 20-F
                 /  / Transition Report on Form 11-K
                 / X/ Transition Report on Form 10-Q
                 /  / Transition Report on Form N-SAR
                 For the Transition Period Ended:
                                                 ------------------------------
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  READ INSTRUCTION (ON BACK PAGE) BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.
    NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS
               VERIFIED ANY INFORMATION CONTAINED HEREIN.
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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
                        Epic Resorts, LLC
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PART I -- REGISTRANT INFORMATION

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Full Name of Registrant

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Former Name if Applicable
                         1150 First Avenue Suite 900
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Address of Principal Executive Office (Street and Number)
                         KING OF PRUSSIA PA  19406
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City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

       (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
       (b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K or Form N-SAR, or portion thereof,
   / / will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and
       (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

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        On July 27, 2001 registrant filed a Form 8-K which incorporated the following statement:

        "5.   Other Events

            In September 1998, Epic Resorts, LLC entered into a $75 million vacation ownership loan participation facility with a prominent financial institution. Since January of 2001, the Company has been working under multiple extensions of that agreement. This funding source was the major, though not the sole, source of cash to fund the day-to-day operations of the Company. Recently, that facility was unilaterally terminated by the lender.

            The abrupt loss of cash flow caused Epic to suspend its regular interest payment to its corporate bondholders. As a result, a portion of its bondholders filed a bankruptcy petition against Epic Resorts, LLC and an affiliate Epic Capital Corp., under Title 11, Section 303 of the United States Code. The Title 11 cases are pending in the United States Bankruptcy Court for the District of Delaware and are identified as case numbers 01-2458 and 01-2459. As a result of the filing, all claims and proceedings against Epic are automatically stayed under Title 11,
    Section 362 of the United States Code.

            Epic's management is diligently working to restore its timeshare receivables lending facility. No enterprise, however, can function on its cash reserves alone. Consequently, certain operations of the Company have been curtailed or suspended. Our resorts remain open to serve our customers. In the meantime, Epic is exploring strategic alternatives, including other bankruptcy reorganization measures under Title 11 for itself and its affiliates to continue its business in either its present or modified form."

         The cessation of consumer finance funding and the filing of the bankruptcy petition under Title 11, Section 303 of the United States Code has caused a profound effect upon the registrant and its ongoing business. The Company has devoted its entire efforts since July 19, 2001 in the areas of,
(i) retaining counsel and responding to the bankruptcy petition; (ii) developing a plan for the conduct of all potential bankruptcy proceedings;
(iii) developing a business plan for reorganization of the Company; (iv) reviewing its legal position concerning the status of possible security interests given to key creditors and the resulting effect upon possible disposition alternatives of the collateral possibly subject to a security interest; (v) radically downsizing its administrative, sales and marketing staff; (vi) stabilizing and insuring the ongoing operation of its vacation resorts and management responsibilities thereof; (vii) identifying all assets, liabilities, executory contacts, and leases with respect to the possible affirmation or rejection thereof, (viii) administering a heightened level of member customer service and consumer credit collection, (ix) exploring alternative capital structures, and (x) negotiating with possible replacement consumer finance lending facilities.

         Further, the consequence of both the loss of the consumer credit lending facility and the resulting default in the interest payment to bond holders has caused significant changes in possible analytical assumptions implicit in the underlying financial statements of the registrant. Continued development of financial statements using assumptions, data, experience and business models for the periods July 1, 1998 through March 31, 2001 are materially impacted by the events of the past forty five (45) days. At the very least, all financial statements for the second quarter ending June 30, 2001 will be overshadowed by recent events as recited in the 8-K statement of July 27, 2001. Although management is diligently reviewing its future business plan and strategic alternatives, it is too early in the development of such analysis for definitive conclusions.

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PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification
              Scott J. Egelkamp              610                992-0100
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                    (Name)                (Area Code)      (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company
    Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If
    answer is no, identify report(s).                           /X/ Yes  / / No

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(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or
    portion thereof?                                            /X/ Yes  / / No

    If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.
                    See Part III
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                    Epic Resorts, LLC
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                 (Name of Registrant as Specified in Charter)

    has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.


    Date  August 16, 2001                        By   S/ Scott J. Egelkamp
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INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

____________________________________ATTENTION__________________________________

  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL
                      VIOLATIONS (SEE 18 U.S.C. 1001).
_______________________________________________________________________________


                             GENERAL INSTRUCTIONS

1. This form is required by Rule 12b-25 (17 CFR 240.12b-25) of the General Rules and Regulations under the Securities Exchange Act of 1934.

2. One signed original and four conformed copies of this form and amendments thereto must be completed and filed with the Securities and Exchange Commission, Washington, D.C. 20549, in accordance with Rule O-3 of the General Rules and Regulations under the Act. The information contained in or filed with the form will be made a matter of public record in the Commission files.

3. A manually signed copy of the form and amendments thereto shall be filed with each national securities exchange on which any class of securities of the registrant is registered.

4. Amendments to the notifications must also be filed on form 12b-25 but need not restate information that has been correctly furnished. The form shall be clearly identified as an amended notification.

5. ELECTRONIC FILERS. This form shall not be used by electronic filers unable to timely file a report solely due to electronic difficulties. Filers unable to submit a report within the time period prescribed due to difficulties in electronic filing should comply with either Rule 201 or Rule 202 of Regulation S-T (Section 232.201 or Section 232.202 of this chapter) or apply for an adjustment in filing date pursuant to Rule 13(b) of Regulation S-T (Section 232.13(b) of this chapter).